Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			2.28%	0.75%	3.94%
Performance Inception Date		Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.91%	(2.30%)	1.41%
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.34%	(0.63%)	2.05%
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			6.34%	1.12%	3.91%
Performance Inception Date		Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			8.00%	1.63%	4.27%
Performance Inception Date		Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			8.48%	2.15%	4.80%
Performance Inception Date		Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			8.40%	2.17%	4.83%
Performance Inception Date		Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent			8.58%	2.24%	4.91%
Performance Inception Date		Sep. 24, 2012
Invesco Balanced-Risk Commodity Strategy Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.93%	7.88%	5.32%
Performance Inception Date		Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.90%	4.15%	3.33%
Invesco Balanced-Risk Commodity Strategy Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.68%	4.51%	3.31%
Invesco Balanced-Risk Commodity Strategy Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.74%	8.32%	5.28%
Performance Inception Date		Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			18.30%	8.87%	5.68%
Performance Inception Date		Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			18.89%	9.41%	6.19%
Performance Inception Date		Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			18.94%	9.41%	6.23%
Performance Inception Date		Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent			18.88%	9.40%	6.25%
Performance Inception Date		Sep. 24, 2012
Invesco Core Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.99%	(1.49%)	1.63%
Performance Inception Date		Apr. 15, 1988
Invesco Core Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.27%	(2.87%)	0.14%
Invesco Core Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.17%	(1.71%)	0.63%
Invesco Core Bond Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.76%	(1.35%)	1.41%
Performance Inception Date		Jul. 11, 1995
Invesco Core Bond Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.29%	(0.86%)	1.79%
Performance Inception Date		Mar. 01, 2001
Invesco Core Bond Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			6.83%	(0.34%)	2.36%
Performance Inception Date		Apr. 27, 1998
Invesco Core Bond Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			6.88%	(0.36%)	2.26%	[1]
Performance Inception Date		May 24, 2019
Invesco Core Bond Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.88%	(0.31%)	2.41%
Performance Inception Date		Apr. 27, 2012
Invesco Developing Markets Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			21.27%	(1.65%)	5.40%
Performance Inception Date		Nov. 18, 1996
Invesco Developing Markets Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.16%	(2.88%)	4.72%
Invesco Developing Markets Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.99%	(0.84%)	4.60%
Invesco Developing Markets Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			26.47%	(1.28%)	5.36%
Performance Inception Date		Nov. 18, 1996
Invesco Developing Markets Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			28.00%	(0.78%)	5.73%
Performance Inception Date		Mar. 01, 2001
Invesco Developing Markets Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			28.63%	(0.28%)	6.26%
Performance Inception Date		Sep. 07, 2005
Invesco Developing Markets Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			28.77%	(0.16%)	6.25%	[2]
Performance Inception Date		May 24, 2019
Invesco Developing Markets Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			28.84%	(0.14%)	6.43%
Performance Inception Date		Dec. 29, 2011
Invesco Discovery Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.97%)	2.60%	10.45%
Performance Inception Date		Nov. 01, 2000
Invesco Discovery Mid Cap Growth Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.86%)	1.11%	8.95%
Invesco Discovery Mid Cap Growth Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.88%	1.93%	8.32%
Invesco Discovery Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	3.01%	10.42%
Performance Inception Date		Nov. 01, 2000
Invesco Discovery Mid Cap Growth Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			4.51%	3.51%	10.80%
Performance Inception Date		Mar. 01, 2001
Invesco Discovery Mid Cap Growth Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.03%	4.02%	11.35%
Performance Inception Date		Nov. 01, 2000
Invesco Discovery Mid Cap Growth Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			5.11%	4.08%	11.31%	[3]
Performance Inception Date		May 24, 2019
Invesco Discovery Mid Cap Growth Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.18%	4.16%	11.52%
Performance Inception Date		Feb. 28, 2013
Invesco Emerging Markets ex-China Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			22.69%	0.31%	6.96%
Performance Inception Date		Jan. 11, 1994
Invesco Emerging Markets ex-China Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.32%	(0.83%)	6.20%
Invesco Emerging Markets ex-China Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.80%	0.26%	5.70%
Invesco Emerging Markets ex-China Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			27.82%	0.69%	6.93%
Performance Inception Date		Mar. 01, 1999
Invesco Emerging Markets ex-China Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			30.16%	1.70%	7.84%
Performance Inception Date		Oct. 03, 2008
Invesco Emerging Markets ex-China Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			30.26%	1.77%	7.92%
Performance Inception Date		Oct. 25, 2005
Invesco Emerging Markets ex-China Fund - CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent			30.33%	1.83%	7.99%
Performance Inception Date		Sep. 24, 2012
Invesco Emerging Markets Local Debt Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			14.58%	0.16%	3.56%
Performance Inception Date		Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.29%	(1.34%)	0.30%
Invesco Emerging Markets Local Debt Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.55%	(0.56%)	0.74%
Invesco Emerging Markets Local Debt Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			17.48%	0.25%	3.32%
Performance Inception Date		Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			19.07%	0.76%	3.70%
Performance Inception Date		Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			19.65%	1.27%	4.25%
Performance Inception Date		Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			19.65%	1.35%	4.20%	[4]
Performance Inception Date		May 24, 2019
Invesco Emerging Markets Local Debt Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			19.89%	1.33%	4.33%
Performance Inception Date		Sep. 28, 2012
Invesco Global Allocation Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.38%	3.59%	5.60%
Performance Inception Date		Nov. 01, 1991
Invesco Global Allocation Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.63%	1.84%	4.34%
Invesco Global Allocation Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.41%	2.28%	4.06%
Invesco Global Allocation Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			11.77%	3.97%	5.56%
Performance Inception Date		Sep. 01, 1993
Invesco Global Allocation Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			13.36%	4.50%	5.93%
Performance Inception Date		Mar. 01, 2001
Invesco Global Allocation Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			13.94%	5.02%	6.46%
Performance Inception Date		May 01, 2000
Invesco Global Allocation Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			14.04%	5.16%	6.47%	[5]
Performance Inception Date		May 24, 2019
Invesco Global Allocation Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			14.01%	5.14%	6.62%
Performance Inception Date		Feb. 28, 2012
Invesco Global Strategic Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.88%	0.67%	2.45%
Performance Inception Date		Oct. 16, 1989
Invesco Global Strategic Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.54%	(0.69%)	1.02%
Invesco Global Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.62%	(0.10%)	1.24%
Invesco Global Strategic Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.98%	0.77%	2.27%
Performance Inception Date		May 26, 1995
Invesco Global Strategic Income Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			12.51%	1.24%	2.64%
Performance Inception Date		Mar. 01, 2001
Invesco Global Strategic Income Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			13.06%	1.80%	3.15%
Performance Inception Date		Jan. 26, 1998
Invesco Global Strategic Income Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			13.19%	1.87%	3.14%	[6]
Performance Inception Date		May 24, 2019
Invesco Global Strategic Income Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.21%	1.96%	3.31%
Performance Inception Date		Jan. 27, 2012
INVESCO Health Care Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.15%	2.55%	5.79%
Performance Inception Date		Aug. 07, 1989
INVESCO Health Care Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.74%	1.04%	4.34%
INVESCO Health Care Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	1.87%	4.39%
INVESCO Health Care Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.57%	2.94%	5.75%
Performance Inception Date		Mar. 01, 1999
INVESCO Health Care Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent	[7]		15.22%	3.46%	6.12%
Performance Inception Date	[7]	Sep. 30, 2025
INVESCO Health Care Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			15.76%	3.98%	6.65%
Performance Inception Date		Oct. 03, 2008
INVESCO Health Care Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			15.48%	3.72%	6.38%
Performance Inception Date		Jul. 15, 2005
INVESCO Health Care Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.87%	4.07%	6.69%	[8]
Performance Inception Date		Apr. 04, 2017
Invesco International Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.94%	(0.72%)	2.37%
Performance Inception Date		Jun. 15, 1995
Invesco International Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.84%	(1.63%)	1.47%
Invesco International Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.98%	(0.95%)	1.42%
Invesco International Bond Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.80%	(0.61%)	2.20%
Performance Inception Date		Jun. 15, 1995
Invesco International Bond Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			16.36%	(0.12%)	2.56%
Performance Inception Date		Mar. 01, 2001
Invesco International Bond Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			16.90%	0.36%	3.06%
Performance Inception Date		Sep. 27, 2004
Invesco International Bond Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			16.88%	0.44%	3.02%	[9]
Performance Inception Date		May 24, 2019
Invesco International Bond Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			17.20%	0.47%	3.20%
Performance Inception Date		Jan. 27, 2012
Invesco Multi-Asset Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.45%	1.50%	3.46%
Performance Inception Date		Dec. 14, 2011
Invesco Multi-Asset Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.92%	(1.02%)	1.09%
Invesco Multi-Asset Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.57%	0.03%	1.62%
Invesco Multi-Asset Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.77%	1.89%	3.42%
Performance Inception Date		Dec. 14, 2011
Invesco Multi-Asset Income Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			10.32%	2.38%	3.79%
Performance Inception Date		Dec. 14, 2011
Invesco Multi-Asset Income Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			10.87%	2.90%	4.30%
Performance Inception Date		Dec. 14, 2011
Invesco Multi-Asset Income Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			10.98%	2.94%	4.31%
Performance Inception Date		Dec. 14, 2011
Invesco Multi-Asset Income Fund - CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent			10.97%	3.00%	4.36%
Performance Inception Date		Sep. 24, 2012
Invesco Multi-Strategy Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(5.13%)	(0.26%)	0.69%
Performance Inception Date		Jan. 03, 1989
Invesco Multi-Strategy Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.30%)	(0.96%)	0.15%
Invesco Multi-Strategy Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.92%)	(0.32%)	0.44%
Invesco Multi-Strategy Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			(1.34%)	0.11%	0.65%
Performance Inception Date		Sep. 01, 1993
Invesco Multi-Strategy Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			0.15%	0.61%	1.01%
Performance Inception Date		Mar. 01, 2001
Invesco Multi-Strategy Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			0.65%	1.12%	1.51%
Performance Inception Date		Dec. 16, 1996
Invesco Multi-Strategy Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			0.78%	1.27%	1.54%	[10]
Performance Inception Date		May 24, 2019
Invesco Multi-Strategy Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			0.80%	1.29%	1.69%
Performance Inception Date		Feb. 28, 2013
Custom Invesco Balanced Risk Allocation Style Index is composed of 60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.70%	7.24%	8.32%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.77%	10.64%	5.73%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.17%	(2.15%)	1.26%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.32%	(0.41%)	2.02%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%	4.20%	8.42%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.66%	6.65%	12.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
MSCI Emerging Markets ex China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			34.61%	8.25%	9.90%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.26%	1.12%	3.88%
Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.85%	(3.59%)	0.56%
Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg Global Aggregate Bond USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.31%	6.95%	8.18%
Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%	2.39%
S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.71%	7.54%	9.81%
MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.83%	6.43%	8.14%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	12.17%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.47%	(5.21%)	(0.16%)
Custom Invesco International Bond Index (50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index-Emerging Markets Global Diversified Index and 20% JP Morgan EMBI Global Diversified Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.83%	(1.90%)	2.03%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.30%	1.78%	4.40%
Custom Invesco Multi-Asset Income Index is composed of 60% of the Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 40% of the MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.75%	4.63%	6.19%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.14%	2.87%	3.08%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[2]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[3]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[4]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and predecessor fund as they have different expenses.
[6]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[7]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[8]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[9]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[10]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and predecessor fund as they have different expenses.